Staff costs and average number of employees	12 Months Ended
Sep. 30, 2022
Staff costs and average number of employees
Staff costs and average number of employees

19.    Staff costs

	2022	2021	2020
	$'000	$'000	$'000
The aggregate remuneration comprised:
Wages and salaries	12,920	9,532	2,620
Social security costs	1,405	1,238	336
Pension costs	707	166	134
Share based compensation	22,915	165	122
	37,947	11,101	3,212

A total of $4.920 million (2021: $3.478 million; 2020: $1.534 million) relating to staff costs was capitalised in relation to development costs within intangibles within the year.

Total remuneration for key management personnel for 2022 was $3.795 million (2021 - $3.331 million; 2020 - $1.259 million). Total pension contributions of key management personnel totalled $0.089 million (2021 -  $0.086 million; 2020 - $0.119 million) and is included within the total remuneration for key management personnel.  Nil (2021: 15,000; 2020: 32,500) share options were granted to key management personnel in the year. A total of 554,605 RSUs were granted to key management personnel for 2022.

During the year remuneration payable to directors was as follows:

	2022	2021	2020
	$'000	$'000	$'000
Directors’ remuneration	1,856	1,972	1,013

The highest paid Directors remuneration totalled $789,002 (2021: $699,325; 2020: $377,168).